Contributed Equity - Ordinary Share Capital (Parenthetical) (Details)																12 Months Ended
	May 31, 2022 shares	Mar. 08, 2022 AUD ($) $ / shares shares	Feb. 01, 2022 AUD ($) $ / shares shares	Dec. 14, 2021 shares	Sep. 30, 2021 AUD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Jun. 03, 2021 AUD ($) $ / shares shares	May 24, 2021 AUD ($) $ / shares shares	Mar. 16, 2021 AUD ($) $ / shares shares	Mar. 16, 2021 AUD ($) $ / shares shares	Sep. 28, 2020 shares	Sep. 24, 2020 AUD ($) $ / shares shares	Sep. 23, 2020 AUD ($) shares	Jul. 10, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 USD ($)	Jun. 30, 2022 AUD ($) shares	Jun. 30, 2021 AUD ($) shares	Jun. 30, 2020 AUD ($)	Jan. 31, 2022 USD ($) shares	Sep. 30, 2021 USD ($) shares	May 11, 2021 AUD ($) $ / shares shares	Mar. 03, 2021 $ / shares shares	Jul. 01, 2020 AUD ($) shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid																485,951,369	404,601,384						348,206,772
Share issue expenses						$ 7,908,866										$ 190,374	$ 7,908,866	$ 1,308,596
Share issue costs						$ 4,973,671									$ 1,458,798	190,374	4,973,671
Raised capital | $																$ 458,677,068	$ 233,196,507						$ 99,851,510
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																					5,672,414
Raised capital | $																					$ 16.45
Ordinary Shares | Trevor St Baker's
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																					4,137,931
Par value per share | $ / shares																					$ 2.90
Ordinary Shares | Andrew Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																					1,034,483
Par value per share | $ / shares																					$ 2.90
Ordinary Shares | Robert Natter
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																					431,034
Par value per share | $ / shares																					$ 2.90
Ordinary Shares | Robert Cooper
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																					68,966
Par value per share | $ / shares																					$ 2.90
Institutional Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued and fully paid																						39,700,000
Par value per share | $ / shares																						$ 2.90
Placement Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares					$ 2.67
Number of Shares					77,962,578
Raised capital | $					$ 208,138,475
Placement Shares | Phillips 66 Company
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares					$ 2.67
Number of shares issued					77,962,578															77,962,578
Raised capital | $																				$ 150,000,000
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares		$ 0.50					$ 0.90	$ 0.66		$ 0.74				$ 0.80
Number of Shares		33,333					150,000	2,500,000	1,500,000	1,500,000				250,000
Raised capital | $		$ 16,667					$ 135,000	$ 1,650,000	$ 1,110,000	$ 1,110,000				$ 200,000
Exercise of Options | Andrew Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares												$ 0.66
Number of Shares												2,500,000
Raised capital | $												$ 1,650,000
Exercise of Options | Robert Natter
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares												$ 0.90
Number of Shares												500,000
Raised capital | $												$ 450,000
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares										$ 0.90
Number of Shares									30,000	30,000
Raised capital | $									$ 27,000	$ 27,000
Exercise of Options | Andrew Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares												$ 0.66
Number of Shares												2,500,000
Exercise of Options
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | (per share)									$ 0.50	$ 0.50
Number of Shares									33,333	33,333
Raised capital | $									$ 16,667	$ 16,667
KORE Power Consideration Shares
Disclosure Of Classes Of Share Capital [Line Items]
Issue Price | $ / shares			$ 8.87
Number of Shares			1,974,723
Number of common stock shares acquired																			3,333,333
Percentage of common equity																			5.00%
Percentage of cash settled in business combination																			50.00%
Percentage of shares settled in business combination																			50.00%
Consideration amount | $																			$ 25,000,000
Raised capital | $			$ 17,515,793
KORE Power Consideration Shares | Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued																			1,974,723
Settlement of Limited Recourse Loan
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares													5,000,000
Vested performance rights													736,968
Limited resource loan | $													$ 1,500,000
Conversion ratio of ordinary shares													1
Market value | $													$ 1,252,846
Number of outstanding net employee entitlements amounting | $													247,154
Raised capital | $													$ 1,500,000
Exercise of Performance Rights
Disclosure Of Classes Of Share Capital [Line Items]
Number of Shares	87,500			1,291,851					3,400,000	3,400,000	158,865
Number of shares issued	87,500			599,851					3,400,000	3,400,000	158,865
Number of vested performance rights	87,500			1,291,851					3,400,000	3,400,000	158,865
Exercise of Performance Rights | Robert Natter
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				200,000
Exercise of Performance Rights | Anthony Bellas
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				200,000
Exercise of Performance Rights | Nick Liveris
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				107,851
Exercise of Performance Rights | Chris Burns
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				92,000
Exercise of Performance Rights | Philip St Baker
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				600,000
Exercise of Performance Rights | Employees
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued				92,000